Not FDIC Insured May Lose Value No Bank Guarantee
TLTDF-Q1PH

Consolidated Schedule of
Investments (unaudited)
Templeton Dragon Fund, Inc. 2
Notes to Consolidated Schedule of Investments 6

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited), March 31, 2022
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

l
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.9%
Air Freight & Logistics 1.3%
a
SF Holding Co. Ltd., A .................................. China 884,700 $ 6,354,147
Auto Components 0.8%
Minth Group Ltd. ...................................... China 1,686,910 4,110,455
Automobiles 1.4%
BYD Co. Ltd., H ...................................... China 97,000 2,698,100
Geely Automobile Holdings Ltd. ........................... China 565,135 875,410
b
NIO, Inc., ADR ....................................... China 171,675 3,613,759
7,187,269
Banks 6.4%
a
China Merchants Bank Co. Ltd., A ......................... China 1,574,200 11,552,704
China Merchants Bank Co. Ltd., H ......................... China 2,279,448 17,744,310
a
Ping An Bank Co. Ltd., A ................................ China 1,109,400 2,677,971
31,974,985
Beverages 5.4%
China Resources Beer Holdings Co. Ltd. .................... China 979,210 5,957,541
a
Kweichow Moutai Co. Ltd., A ............................. China 45,945 12,383,716
a
Luzhou Laojiao Co. Ltd., A ............................... China 193,756 5,637,484
a
Wuliangye Yibin Co. Ltd., A .............................. China 129,200 3,138,271
27,117,012
Biotechnology 2.9%
b,c
BeiGene Ltd. ......................................... China 125,169 1,835,944
a
Hualan Biological Engineering, Inc., A ...................... China 865,505 2,762,461
b,c
I-Mab, ADR .......................................... China 105,893 1,719,702
b,c,d
InnoCare Pharma Ltd., 144A, Reg S ....................... China 1,626,000 2,507,113
b,d
Innovent Biologics, Inc., 144A, Reg S ...................... China 740,172 2,490,794
a
Jinyu Bio-Technology Co. Ltd., A .......................... China 1,919,200 3,524,155
14,840,169
Capital Markets 2.2%
a
East Money Information Co. Ltd., A ........................ China 1,688,560 6,691,729
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 90,257 4,230,673
10,922,402
Chemicals 4.1%
a
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 990,040 14,544,860
a
Jiangsu Yangnong Chemical Co. Ltd., A .................... China 313,900 5,953,478
20,498,338
Construction Materials 2.9%
a
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 1,780,318 12,537,098
a
Keshun Waterproof Technologies Co. Ltd., A ................. China 1,261,900 2,297,433
14,834,531
Containers & Packaging 1.3%
a
Zhejiang Jiemei Electronic & Technology Co. Ltd., A ........... China 1,557,600 6,367,115
Electrical Equipment 5.1%
a
Contemporary Amperex Technology Co. Ltd., A ............... China 87,400 6,997,177
a
Hongfa Technology Co. Ltd., A ............................ China 1,238,435 9,184,629
a
Sunwoda Electronic Co. Ltd., A ........................... China 2,194,600 9,392,317
25,574,123

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 1.3%
a
Luxshare Precision Industry Co. Ltd., A ..................... China 1,360,238 $ 6,748,376
Entertainment 2.4%
b,c
Bilibili , Inc., ADR ...................................... China 33,494 856,776
NetEase , Inc. ........................................ China 632,379 11,409,940
12,266,716
Food & Staples Retailing 0.7%
a
Laobaixing Pharmacy Chain JSC, A ....................... China 646,360 3,674,759
Food Products 1.3%
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............... China 1,150,800 6,669,478
Health Care Equipment & Supplies 1.4%
a
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 149,301 7,217,185
Health Care Providers & Services 1.8%
a
Aier Eye Hospital Group Co. Ltd., A ........................ China 928,631 4,593,685
a
China National Accord Medicines Corp. Ltd., A ............... China 383,600 2,042,137
b,d
New Horizon Health Ltd., 144A, Reg S ..................... China 754,000 2,171,492
8,807,314
Hotels, Restaurants & Leisure 0.9%
Yum China Holdings, Inc. ............................... China 108,078 4,489,560
Household Durables 4.0%
a
Haier Smart Home Co. Ltd., A ............................ China 1,278,000 4,621,908
a
Midea Group Co. Ltd., A ................................ China 1,188,316 10,604,091
a
Suofeiya Home Collection Co. Ltd., A ...................... China 1,585,100 4,785,202
20,011,201
Insurance 1.0%
a
Ping An Insurance Group Co. of China Ltd., A ................ China 166,850 1,267,650
Ping An Insurance Group Co. of China Ltd., H ................ China 546,927 3,823,626
5,091,276
Interactive Media & Services 10.0%
b
Baidu, Inc., ADR ...................................... China 53,981 7,141,686
b,d
Kuaishou Technology, 144A, Reg S ........................ China 225,888 2,069,760
Tencent Holdings Ltd. .................................. China 891,026 41,071,520
50,282,966
Internet & Direct Marketing Retail 12.2%
b
Alibaba Group Holding Ltd. .............................. China 2,386,738 32,571,336
b
JD.com, Inc., A ....................................... China 573,312 16,290,704
b,d
Meituan Dianping , B, 144A, Reg S ........................ China 664,841 12,594,789
61,456,829
IT Services 1.2%
b,c
GDS Holdings Ltd., ADR ................................ China 158,752 6,231,016
Life Sciences Tools & Services 5.9%
d
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 138,000 1,664,366
a
WuXi AppTec Co. Ltd., A ................................ China 357,180 6,277,278
d
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 696,008 10,874,469
b,d
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 1,379,750 10,956,116
29,772,229

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 3.3%
a
Estun Automation Co. Ltd., A ............................. China 350,000 $ 1,101,948
a
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 206,300 1,685,372
a
Shenzhen Inovance Technology Co. Ltd., A .................. China 1,038,600 9,277,902
Weichai Power Co. Ltd., H .............................. China 2,826,261 4,429,901
16,495,123
Media 0.4%
b,c,d
Mobvista , Inc., 144A, Reg S ............................. China 3,098,200 2,062,194
Metals & Mining 0.7%
China Molybdenum Co. Ltd., H ........................... China 6,516,000 3,349,839
Pharmaceuticals 0.4%
a
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 372,591 2,155,207
Real Estate Management & Development 1.6%
d
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 932,972 1,291,696
China Resources Land Ltd. .............................. China 1,018,375 4,715,256
Country Garden Services Holdings Co. Ltd. .................. China 489,600 2,062,513
8,069,465
Semiconductors & Semiconductor Equipment 7.2%
b
Daqo New Energy Corp., ADR ........................... China 79,428 3,281,965
b,d
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 1,785,624 7,456,340
a
LONGi Green Energy Technology Co. Ltd., A ................. China 757,780 8,547,681
a
Sino Wealth Electronic Ltd., A ............................ China 1,315,655 11,808,555
a
Will Semiconductor Co. Ltd. Shanghai, A .................... China 178,051 5,381,721
36,476,262
Software 0.6%
a
Hundsun Technologies, Inc., A ............................ China 394,555 2,756,377
Specialty Retail 2.0%
a
China Tourism Group Duty Free Corp. Ltd., A ................ China 392,300 10,095,887
Textiles, Apparel & Luxury Goods 3.1%
ANTA Sports Products Ltd. .............................. China 1,272,875 15,790,118
Transportation Infrastructure 0.7%
a,b
Shanghai International Airport Co. Ltd., A .................... China 450,800 3,478,528
Total Common Stocks (Cost $397,000,010) .....................................
493,228,451
Principal
Amount
*
Convertible Bonds 0.2%
Electrical Equipment 0.1%
a
Hongfa Technology Co. Ltd. , Zero Cpn ., 10/27/27 ............. China 3,325,000 CNY 597,032
Electronic Equipment, Instruments & Components 0.0%
†
a
Luxshare Precision Industry Co. Ltd. , 0.1% , 11/03/26 ........... China 583,100 CNY 103,375
Semiconductors & Semiconductor Equipment 0.1%
a
LONGi Green Energy Technology Co. Ltd. , Zero Cpn ., 1/04/28 ... China 980,000 CNY 189,322
Total Convertible Bonds (Cost $764,054) .......................................
889,729
Total Long Term Investments (Cost $397,764,064) ...............................
494,118,180
a

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

Short Term Investments 1.7%
a a
Country Shares
a
Value
a a
Money Market Funds 1.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 6,789,575 $ 6,789,575
Total Money Market Funds (Cost $6,789,575) ...................................
6,789,575
a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,787,676 1,787,676
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,787,676) ............................................................
1,787,676
Total Short Term Investments (Cost $8,577,251 ) .................................
8,577,251
a
Total Investments (Cost $406,341,315) 99.8% ...................................
$502,695,431
Other Assets, less Liabilities 0.2% .............................................
1,174,697
Net Assets 100.0% ...........................................................
$503,870,128
See Abbreviations on page 10 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
b
Non-income producing.
c
A portion or all of the security is on loan at March 31, 2022.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $56,139,129, representing 11.1% of net assets.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
1. Organization
Templeton Dragon Fund, Inc. (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At March 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2022, the Fund held investments in affiliated management investment companies as follows:
2. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
6. Investments in Templeton China Opportunities Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands
exempted company, and is a wholly-owned subsidiary of the Templeton Dragon Fund, and is able to invest directly in China
A-shares consistent with the investment objective of the Templeton Dragon Fund. At March 31, 2022, the China Fund’s
investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Schedule of Investments. At March 31, 2022, the net assets of the China Fund were $241,465,324, representing 47.9% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund. Investment decisions related to the China Fund A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 3,885,145 $ 12,091,342 $ (9,186,912) $ — $ — $ 6,789,575 6,789,575 $ 208
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $466,904 $6,663,129 $(5,342,357) $— $— $1,787,676 1,787,676 $29
Total Affiliated Securities ... $4,352,049 $18,754,471 $(14,529,269) $— $— $8,577,251 $237
5. Investments in Affiliated Management Investment Companies
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
A summary of inputs used as of March 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Consolidated Schedule of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 6,354,147 $ — $ 6,354,147
Auto Components ...................... — 4,110,455 — 4,110,455
Automobiles .......................... 3,613,759 3,573,510 — 7,187,269
Banks ............................... — 31,974,985 — 31,974,985
Beverages ........................... — 27,117,012 — 27,117,012
Biotechnology ......................... 1,719,702 13,120,467 — 14,840,169
Capital Markets ........................ — 10,922,402 — 10,922,402
Chemicals ........................... — 20,498,338 — 20,498,338
Construction Materials .................. — 14,834,531 — 14,834,531
Containers & Packaging ................. — 6,367,115 — 6,367,115
Electrical Equipment .................... — 25,574,123 — 25,574,123
Electronic Equipment, Instruments &
Components ........................ — 6,748,376 — 6,748,376
Entertainment ......................... 856,776 11,409,940 — 12,266,716
Food & Staples Retailing ................. — 3,674,759 — 3,674,759
Food Products ........................ — 6,669,478 — 6,669,478
Health Care Equipment & Supplies ......... — 7,217,185 — 7,217,185
Health Care Providers & Services .......... — 8,807,314 — 8,807,314
Hotels, Restaurants & Leisure ............. 4,489,560 — — 4,489,560
Household Durables .................... — 20,011,201 — 20,011,201
Insurance ............................ — 5,091,276 — 5,091,276
Interactive Media & Services .............. 7,141,686 43,141,280 — 50,282,966
Internet & Direct Marketing Retail .......... — 61,456,829 — 61,456,829
IT Services ........................... 6,231,016 — — 6,231,016
Life Sciences Tools & Services ............ — 29,772,229 — 29,772,229
Machinery ............................ — 16,495,123 — 16,495,123
Media ............................... — 2,062,194 — 2,062,194
Metals & Mining ....................... — 3,349,839 — 3,349,839
Pharmaceuticals ....................... — 2,155,207 — 2,155,207
Real Estate Management & Development .... — 8,069,465 — 8,069,465
Semiconductors & Semiconductor Equipment . 3,281,965 33,194,297 — 36,476,262
Software ............................. — 2,756,377 — 2,756,377
Specialty Retail ........................ — 10,095,887 — 10,095,887
Textiles, Apparel & Luxury Goods .......... — 15,790,118 — 15,790,118
Transportation Infrastructure .............. — 3,478,528 — 3,478,528
Convertible Bonds :
Electrical Equipment .................... — 597,032 — 597,032
Electronic Equipment, Instruments &
Components ........................ 103,375 — — 103,375
Semiconductors & Semiconductor Equipment . — 189,322 — 189,322
Short Term Investments ................... 8,577,251 — — 8,577,251
Total Investments in Securities ........... $36,015,090 $466,680,341
a
$— $502,695,431
a
Includes foreign securities valued at $465,893,987, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
Abbreviations
Currency
CNY
Chinese Yuan
Selected Portfolio
ADR
American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.